OTHER EQUITY INSTRUMENTS	12 Months Ended
Dec. 31, 2022
OTHER EQUITY INSTRUMENTS.
OTHER EQUITY INSTRUMENTS

19      OTHER EQUITY INSTRUMENTS

	December 31,			Decmber 31,
	2021			2022
Outstanding perpetual medium-term notes	RMB	Issue	Redemption	RMB
2019 Second Medium-term Notes	1,498,429	—	1,498,429	—
2020 Second Medium-term Notes	1,000,000	—	1,000,000	—
2022 Third Medium-term Notes (i)	—	1,000,000	—	1,000,000
2022 Fourth Medium-term Notes (ii)	—	1,000,000	—	1,000,000
	2,498,429	2,000,000	2,498,429	2,000,000
(i)

On August 17, 2022, the Company issued RMB1,000 million perpetual medium-term notes with an initial distribution rate at 2.87% (the “2022 Third Medium-term Notes”). The proceeds from the issuance of the 2022 Third Medium-term Notes were RMB1,000 million. The proceeds were used for the repayment of interest-bearing loans and borrowings. Coupon payments of 2.87% per annum on the 2022 Third Medium-term Notes have been made annually in arrears from August 17, 2022 and may be deferred at the discretion of the Company. The 2022 Third Medium-term Notes have no fixed maturity date  and  are callable only at the Group’s option on August 19, 2025 or any coupon distribution date after August 19, 2025 at their principal amounts together with any accrued, unpaid or deferred coupon distribution payments. The coupon distribution rate will be reset to a percentage per annum equal to the sum of (a) the initial spread of 0.57 percent, (b) the China Treasury Rate, and (c) a margin of maximum 300 basic points every three years since August 19, 2025. While any coupon distribution payments are unpaid or deferred, the Company cannot declare or pay dividends to shareholders or decrease the share capital. As of December 31, 2022, no coupon distribution payments are unpaid or deferred.

19      OTHER EQUITY INSTRUMENTS (CONTINUED)

(ii)

On September 20, 2022, the Company issued RMB1,000 million perpetual medium-term notes with an initial distribution rate at 2.68% (the “2022 Fourth Medium-term Notes”). The proceeds from the issuance of the 2022 Fourth Medium-term Notes were RMB1,000 million. The proceeds were used for the repayment of interest-bearing loans and borrowings. Coupon payments of 2.68% per annum on the 2022 Fourth Medium-term Notes have been made annually in arrears from September 20, 2022 and may be deferred at the discretion of the Company. The 2022 Fourth Medium-term Notes have no fixed maturity date and are callable only at the Group’s option on September 22, 2024 or any coupon distribution date after September 22, 2024 at their principal amounts together with any accrued, unpaid or deferred coupon distribution payments. The coupon distribution rate will be reset to a  percentage per annum equal to the sum of (a) the initial spread of 0.59 percent, (b) the China Treasury Rate, and (c) a margin of maximum 300 basic points every two years since September 22, 2024. While any coupon distribution payments are unpaid or deferred,  the  Company cannot declare or pay dividends to shareholders or decrease the share capital. As of December 31, 2022, no coupon distribution payments are unpaid or deferred.

Pursuant to the terms and conditions of the 2022 Third Medium-term Notes and the 2022 Fourth Medium-term Notes, the Group has no contractual obligations to repay their principal or to pay any coupon distributions. Thus in the opinion of the directors of the Company, they do not meet the definition of financial liabilities according to IAS 32 Financial Instruments: Presentation, and are classified as equity and subsequent distributions declared will be treated as distributions to equity owners.